BORROWINGS (Short-term Narrative) (Details)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Short-term Debt [Line Items]
Short-term loans interest rate	5.08%	5.08%	4.78%
Short-term bank borrowings		¥ 3,007,186,488	¥ 2,566,366,459
Amount of short-term bank borrowings guaranteed or collateralized		2,497,894,141
Loans denominated and repayable in EURO [Member]
Short-term Debt [Line Items]
Short-term bank borrowings		32,944,442
Loans denominated and repayable in USD [Member]
Short-term Debt [Line Items]
Short-term bank borrowings		870,166,389
Loans denominated and repayable in JPY [Member]
Short-term Debt [Line Items]
Short-term bank borrowings		140,908,818
Loan Two [Member] | Guaranteed by pledged assets [Member] | Letter Of Guarantee [Member]
Short-term Debt [Line Items]
Short-term bank borrowings		64,936,000
Loan Three [Member] | Guaranteed by shareholders [Member] | Related Party Equipment And Land Use Right [Member]
Short-term Debt [Line Items]
Short-term bank borrowings		17,000,000
Loan Four [Member] | Guaranteed by pledged assets [Member] | Inventories [Member]
Short-term Debt [Line Items]
Short-term bank borrowings		169,936,000
Pledged assets		414,722,102
Loan Five [Member] | Guaranteed by pledged assets [Member] | Land use rights [Member]
Short-term Debt [Line Items]
Short-term bank borrowings		53,000,000
Pledged assets		91,800,803
Loan Six [Member] | Guaranteed by shareholders [Member] | Jinko Solar Powers Share Pledge [Member]
Short-term Debt [Line Items]
Short-term bank borrowings		171,380,000
Loan Seven [Member] | Land use rights [Member]
Short-term Debt [Line Items]
Pledged assets		211,718,731
Loan Seven [Member] | Buildings [Member]
Short-term Debt [Line Items]
Pledged assets		352,699,510
Loan Seven [Member] | Certain equipments [Member]
Short-term Debt [Line Items]
Pledged assets		1,710,867,785
Loan Seven [Member] | Inventories [Member]
Short-term Debt [Line Items]
Pledged assets		61,000,000
Loan Seven [Member] | Guaranteed by pledged assets [Member] | Land use rights [Member]
Short-term Debt [Line Items]
Short-term bank borrowings		472,797,600
Loan Seven [Member] | Guaranteed by pledged assets [Member] | Inventories [Member]
Short-term Debt [Line Items]
Short-term bank borrowings		235,000,000
Loan Seven [Member] | Guaranteed by pledged assets [Member] | Building and Equipment [Member]
Short-term Debt [Line Items]
Short-term bank borrowings		1,239,460,586
Loan Seven [Member] | Guaranteed by shareholders [Member]
Short-term Debt [Line Items]
Short-term bank borrowings		113,000,000
Loan Eight [Member] | Accounts receivable [Member]
Short-term Debt [Line Items]
Pledged assets		418,947,905
Loan Eight [Member] | Jinko Solar Powers Share Pledge [Member]
Short-term Debt [Line Items]
Short-term bank borrowings		220,981,915
Loan Eight [Member] | Project Assets [Member]
Short-term Debt [Line Items]
Pledged assets		3,560,574,593
Loan Eight [Member] | Guaranteed by pledged assets [Member] | Project Assets And Accounts Receivables [Member]
Short-term Debt [Line Items]
Short-term bank borrowings		255,481,915
Loan Eight [Member] | Guaranteed by shareholders [Member]
Short-term Debt [Line Items]
Short-term bank borrowings | $	$ 42,530,746
Zhejiang Jinko Solar Co., Ltd ("Zhejiang Jinko") [Member] | Loan Seven [Member]
Short-term Debt [Line Items]
Short-term bank borrowings		73,000,000
Jiangxi Jinko [Member] | Loan One [Member] | Guaranteed by affiliate [Member]
Short-term Debt [Line Items]
Short-term bank borrowings		216,315,543
Jiangxi Jinko [Member] | Loan Seven [Member]
Short-term Debt [Line Items]
Short-term bank borrowings		299,900,000
Jiangxi Jinko [Member] | Loan Eight [Member]
Short-term Debt [Line Items]
Short-term bank borrowings		180,786,421
Jinko Holding [Member] | Loan One [Member] | Guaranteed by affiliate [Member]
Short-term Debt [Line Items]
Short-term bank borrowings		140,908,819
Jinko Holding and Zhejiang Jinko [Member] | Loan One [Member] | Guaranteed by affiliate [Member]
Short-term Debt [Line Items]
Short-term bank borrowings		119,480,800
Jiangxi Jinko, Zhejiang Jinko and shareholders [Member] | Loan One [Member] | Guaranteed by affiliate [Member]
Short-term Debt [Line Items]
Short-term bank borrowings		47,994,478
Jiangxi Jinko and Jinko Holding [Member] | Loan One [Member] | Guaranteed by affiliate [Member]
Short-term Debt [Line Items]
Short-term bank borrowings		2,000,000
JinkoSolar Power Engineering Group Limited [Member] | Loan Eight [Member]
Short-term Debt [Line Items]
Short-term bank borrowings		35,530,746
Credit Loans [Member]
Short-term Debt [Line Items]
Short-term bank borrowings		¥ 784,255,064